Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC [Member]
Supplemental Cash Flow Information

11.SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information is as follows:

	Six months ended
	July 2,	June 27,
	2016	2015
Cash payments:
Interest	$35,321	$50,646
Income taxes	1,017	1,257
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$—	$(64,102)

(16) Supplemental Cash Flow Information

Supplemental cash flow information for the years ended January 2, 2016, December 27, 2014 and December 28, 2013 was as follows:

	2015	2014	2013
Cash payments:
Interest	$89,102	$64,097	$52,001
Income taxes	1,685	1,361	4,567
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$(64,102)	$—	$—